Equity - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency effects from intercompany long-term investment transactions, tax benefit		$ 13,200
Equity	$ 3,567,339	3,807,764	$ 3,466,611	$ 3,096,550
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	(474,539)	(433,830)	$ (404,091)	$ (326,670)
Net unrealized loss on hedging contracts, net of tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	(9,818)	(37,372)
Net unrealized gain on pension, net of tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	282	812
Foreign currency effects from intercompany long-term investment transactions, net of tax benefits of $13.2 million in 2024 and 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency effects from intercompany long-term investment transactions, tax benefit	13,200
Equity	(33,962)	(33,648)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity	$ (431,041)	$ (363,622)